OMB APPROVAL
                                                 OMB Number:       3235-0570
                                                 Expires:  August 31, 2013
                                                 Estimated average burden
                                                 hours per response.....18.9



                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-05099

                          Pioneer Money Market Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31


Date of reporting period:  January 1, 2013 through June 30, 2013


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


                    Pioneer Cash
                    Reserves Fund

--------------------------------------------------------------------------------
                    Semiannual Report | June 30, 2013
--------------------------------------------------------------------------------

                    Ticker Symbols:

                    Class A         PMTXX*
                    Class Y         PRYXX

                    * Effective November 1, 2012, Pioneer Cash Reserves Fund ceased to offer Class B, Class C and Class R shares. On that date, all outstanding Class B, Class C and Class R shares were converted to Class A shares of the Fund.

                    [LOGO] PIONEER
                           Investments(R)
                      visit us: us.pioneerinvestments.com

Table of Contents

Letter to Shareowners                                                         2

Portfolio Management Discussion                                               4

Portfolio Summary                                                             7

Performance Update                                                            8

Comparing Ongoing Fund Expenses                                              10

Schedule of Investments                                                      12

Financial Statements                                                         18

Notes to Financial Statements                                                24

Trustees, Officers and Service Providers                                     29

                      Pioneer Cash Reserves Fund | Semiannual Report | 6/30/13 1

President's Letter

Dear Shareowner,

When we look at the U.S. economy as we head into the second half of 2013, we continue to see slow, but ongoing, growth. Employment has been steadily rising. Consumer incomes, savings, wealth, and debt-servicing capacity have been solid buttresses for the recovering housing and auto industries. Industrial activity is growing only modestly, but current corporate profits are generally solid and balance sheets appear able to support needed capital spending and dividend* payouts. The scaled-back "fiscal cliff" tax increases and spending cuts have meaningfully cut the budget deficit without, it seems, driving the economy back into recession. In addition, we feel that continuing slack in labor markets and capacity utilization offers the potential for continuing growth without bottlenecks and rising inflation.

After observing the strengthening economic trends, the Federal Reserve (the Fed) has hinted that it may begin to scale back its bond purchases (currently $85 billion per month in quantitative easing, or "QE") later in 2013, and could terminate the purchases altogether sometime in 2014, depending on subsequent economic data releases. Pioneer believes that, barring an external shock, modest economic growth can be sustained at least over the next couple of years without continuous, aggressive intervention from the Fed.

The Fed has also said that short-term interest rates are likely to remain near zero for some time to come. Given that inflation remains subdued and unemployment remains high, there is no urgency about raising rates.

While inflation is not a near-term concern, the Fed's aggressive monetary policies helped investors drive long-term Treasury yields to unsustainably low levels. A return to more normal levels in response to expectations of a stronger economy and the potential for less QE resulted in disappointing returns for bond investors during the first half of 2013, but the stock market rewarded shareholders who were undaunted by the double-barreled threat of the "fiscal cliff" and debt-ceiling debates at the beginning of 2013.

The Standard & Poor's 500 Index, a broad measure of the U.S. stock market, returned 13.82% during the first six months of 2013, while the Barclays Aggregate Bond Index, which tracks the performance of a higher-quality U.S. bond universe, returned -2.44%. Investors showed a rising preference for higher-yielding corporate paper over government bonds during the first half of 2013, helping the Bank of America Merrill Lynch High Yield Master II Index, which measures the performance of high-yield corporate bonds, to post a 1.50% return for the six months ended June 30, 2013. Three-month Treasury bills, generally regarded as essentially "risk free" by the markets, returned 0.03% in the first half of 2013.

* Dividends are not guaranteed.

2 Pioneer Cash Reserves Fund | Semiannual Report | 6/30/13

There are certainly risks and uncertainties that continue to plague the global economy. Europe remains in recession and a number of countries in the emerging markets have experienced difficulties. Still, a potential ending of the European recession, continuing economic improvement in Japan in response to the new government's quantitative easing policies, and a "soft landing" of 7% growth in China could very well result in an improving global outlook over the remainder of 2013.

There are also geopolitical worries abroad and political fights at home, and while most of the widely recognized risks we've outlined may already be "priced in" to the market, we believe investors should continue to expect market volatility.

At Pioneer, we have long advocated the benefits of staying diversified and investing for the long term. And while diversification alone does not assure a profit or protect against loss in a declining market, we believe there are still opportunities for prudent investors to earn attractive returns. Our advice, as always, is to work closely with a trusted financial advisor to discuss your goals and work together to develop an investment strategy that meets your individual needs, keeping in mind that there is no single best strategy that works for every investor.

Pioneer's investment teams have, since 1928, sought out attractive opportunities in global equity and bond markets, using in-depth research to identify undervalued individual securities, and using thoughtful risk management to construct portfolios which balance potential risks and rewards in an ever-changing world.

We encourage you to learn more about Pioneer and our time-tested approach to investing by consulting with your financial advisor or visiting us online at us.pioneerinvestments.com. We greatly appreciate your trust in us, and we thank you for investing with Pioneer.

Sincerely,

/s/ Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.

Any information in this shareowner report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of opinion as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

                      Pioneer Cash Reserves Fund | Semiannual Report | 6/30/13 3

Portfolio Management Discussion | 6/30/13

Yields on money market investments remained at historically low levels during the six months ended June 30, 2013, as the U.S. Federal Reserve ("Fed") held the influential federal funds rate at virtually zero. In the following discussion, Seth Roman reviews the factors that affected the performance of Pioneer Cash Reserves Fund during the six months ended June 30, 2013. Mr. Roman, a vice president and a portfolio manager at Pioneer, is responsible for the daily management of the Fund.

Q    How did the Fund perform during the six months ended June 30, 2013?

A Pioneer Cash Reserves Fund's Class A shares returned 0.00% at net asset value during the six months ended June 30, 2013. During the same six-month period, the average return of the 236 mutual funds in Lipper's Money Market Funds category was 0.01%. On June 30, 2013, the 7-day standardized SEC yield of the Fund's Class A shares was 0.01%.

Q How would you describe the market environment for money market investing during the six months ended June 30, 2013, and how did the market conditions affect the Fund's performance and positioning?

A Money market yields remained very low during the six-month period, as the Fed held to its policy of keeping overnight lending rates, guided by the federal funds rate, at between 0.00% and 0.25%--rates have been at that level for more than five years.

     In our view, the extremely low level of available yields necessitated our maintaining a very conservative positioning in the Fund's portfolio, as there was little potential gain to be had by taking on more risk. In addition, we felt it prudent to position the Fund in a conservative manner during the period due to uncertainty regarding proposed changes to federal regulations affecting money market funds. As a consequence, we took very little interest-rate risk when investing the Fund's assets during the period. We kept the average maturity of the Fund's investments quite short--roughly 12 days as of June 30, 2013. We also invested the Fund only in high-quality securities that could be easily traded or sold and that were considered very liquid by the financial markets. A large portion of the portfolio was invested in very short-term U.S. Treasury bills and repurchase agreements that were collateralized by Treasuries or government agency mortgages. The Fund also

4 Pioneer Cash Reserves Fund | Semiannual Report | 6/30/13 had exposure to municipal securities, short-term commercial notes and certificates of deposit when those investments seemed to offer relative value, consistent with the portfolio's conservative posture.

     As a result of the conservative positioning during the period, the Fund's yield remained low. However, we held to our belief that the primary purpose of Pioneer Cash Reserves Fund is to protect investors' principal, and we were, therefore, unwilling to take any risks that could affect the value of the Fund's principal.

Q    What is your investment outlook?

A Longer-term interest rates recently have moved somewhat higher, partly in response to Fed Chairman Ben Bernanke's recent comments that the U.S. central bank might begin tapering the pace of its purchases of Treasury and government agency mortgages toward the end of 2013. While it is possible that there could be a minor ripple effect on short-term securities, we see little likelihood of notable increases in the yields of very short-term money market securities in the near term. In fact, the Fed has continued to signal that it intends to keep the federal funds rate in its present range at least until 2015.

     Until then, we expect to continue to look for opportunities to take advantage of variations in the relative values of different types of securities, but do not expect to deviate from our primary stance of focusing on very short-term, high-quality and highly liquid investments for the Fund.

                      Pioneer Cash Reserves Fund | Semiannual Report | 6/30/13 5

Please refer to the Schedule of Investments on pages 12-17 for a full listing of Fund securities.

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Fund shares are not federally insured by the Federal Deposit Insurance Corporation or any other government agency.

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

These risks may increase share price volatility.

Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of opinion as of the date of this report. These opinions should not be relied upon for any other purposes.

6 Pioneer Cash Reserves Fund | Semiannual Report | 6/30/13

Portfolio Summary | 6/30/13

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Temporary Cash Investments                                                42.2%
Municipal Bonds                                                           29.9%
U.S. Government Securities                                                27.1%
U.S. Corporate Bonds                                                       0.8%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of long-term holdings)*

 1.  Total Capital SA, 0.0%, 7/1/13                                                           7.63%
---------------------------------------------------------------------------------------------------
 2.  Harris County Health Facilities Development Corp., Floating Rate Note, 12/1/41           6.55
---------------------------------------------------------------------------------------------------
 3.  U.S. Treasury Bills, 0.0%, 9/26/13                                                       5.96
---------------------------------------------------------------------------------------------------
 4.  Maryland Health & Higher Educational Facilities Authority, Floating Rate Note, 7/1/36    5.23
---------------------------------------------------------------------------------------------------
 5.  University of Michigan, Floating Rate Note, 12/1/29                                      4.13
---------------------------------------------------------------------------------------------------
 6.  U.S. Treasury Bills, 0.0%, 7/25/13                                                       3.97
---------------------------------------------------------------------------------------------------
 7.  U.S. Treasury Bills, 0.0%, 9/5/13                                                        3.97
---------------------------------------------------------------------------------------------------
 8.  Federal National Mortgage Association, Floating Rate Note, 3/4/14                        3.50
---------------------------------------------------------------------------------------------------
 9.  Loudoun County Industrial Development Authority, Floating Rate Note, 2/15/38             3.44
---------------------------------------------------------------------------------------------------
10.  Connecticut State Health & Educational Facility Authority, Floating Rate Note, 7/1/36    3.39
---------------------------------------------------------------------------------------------------

* The Fund is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

                      Pioneer Cash Reserves Fund | Semiannual Report | 6/30/13 7

Performance Update | 6/30/13

Net Asset Value per Share
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
            Class                        6/30/13                     12/31/12
--------------------------------------------------------------------------------
              A                           $1.00                        $1.00
--------------------------------------------------------------------------------
              Y                           $1.00                        $1.00
--------------------------------------------------------------------------------

Distributions per Share: 1/1/13- 6/30/13
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                      Net Investment        Short-Term           Long-Term
         Class            Income           Capital Gains        Capital Gains
--------------------------------------------------------------------------------
           A              $0.0001             $   --                $   --
--------------------------------------------------------------------------------
           Y              $0.0001             $   --                $   --
--------------------------------------------------------------------------------

Yields
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
            Class              7-Day Annualized            7-Day Effective**
--------------------------------------------------------------------------------
              A*                    0.01%                       0.01%
--------------------------------------------------------------------------------
              Y                     0.01%                       0.01%
--------------------------------------------------------------------------------

* Effective November 1, 2012, Pioneer Cash Reserves Fund ceased to offer Class B, Class C and Class R shares. On that date, all outstanding Class B, Class C and Class R shares were converted to Class A shares of the Fund.

**   Assumes daily compounding of dividends.

8 Pioneer Cash Reserves Fund | Semiannual Report | 6/30/13

Expense Ratio (Per prospectus dated May 1, 2013)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
            Class                                         Gross
--------------------------------------------------------------------------------
              A*                                          1.25%
--------------------------------------------------------------------------------
              Y                                           0.54%
--------------------------------------------------------------------------------

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results.

Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Pioneer has agreed to limit the Fund's expenses for any class of shares or waive a portion of its management fee in an effort to maintain a net asset value of $1.00 per share. Under certain circumstances, this limitation may result in a 0.00% yield for one or more classes of shares. From time to time, Pioneer and its affiliates may limit the expenses of one or more classes for the purpose of avoiding a negative yield or increasing its yield during the period of the limitation. These expense limitation policies are voluntary and temporary and may be revised or terminated by Pioneer at any time without notice.

Performance does not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

* Effective November 1, 2012, Pioneer Cash Reserves Fund ceased to offer Class B, Class C and Class R shares. On that date, all outstanding Class B, Class C and Class R shares were converted to Class A shares of the Fund.

                      Pioneer Cash Reserves Fund | Semiannual Report | 6/30/13 9

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)    transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses.You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1)  Divide your account value by $1,000
     Example: an $8,600 account value (divided by) $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Cash Reserves Fund

Based on actual returns from January 1, 2013, through June 30, 2013.

--------------------------------------------------------------------------------
Share Class                                        A                       Y
--------------------------------------------------------------------------------
Beginning Account                             $1,000.00                $1,000.00
Value on 1/1/13
--------------------------------------------------------------------------------
Ending Account                                $1,000.00                $1,000.00
Value on 6/30/13
--------------------------------------------------------------------------------
Expenses Paid                                 $    0.55                $    0.55
During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 0.11% and 0.11% for Class A and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

10 Pioneer Cash Reserves Fund | Semiannual Report | 6/30/13

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Cash Reserves Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from January 1, 2013, through June 30, 2013.

--------------------------------------------------------------------------------
Share Class                                       A                        Y
--------------------------------------------------------------------------------
Beginning Account                             $1,000.00                $1,000.00
Value on 1/1/13
--------------------------------------------------------------------------------
Ending Account                                $1,024.25                $1,024.25
Value on 6/30/13
--------------------------------------------------------------------------------
Expenses Paid                                 $    0.55                $    0.55
During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 0.11% and 0.11% for Class A and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                     Pioneer Cash Reserves Fund | Semiannual Report | 6/30/13 11

Schedule of Investments | 6/30/13 (unaudited)

-----------------------------------------------------------------------------------------------------------
 Principal        Floating   S&P/Moody's
 Amount ($)       Rate (b)   Ratings                                                        Value
-----------------------------------------------------------------------------------------------------------

                                            CORPORATE BONDS -- 0.6%
                                            DIVERSIFIED FINANCIALS -- 0.6%
                                            Specialized Finance -- 0.2%
        800,000       0.38           A/A2   National Rural Utilities Cooperative
                                            Finance Corp., Floating Rate Note,
                                            8/9/13                                          $       800,091
-----------------------------------------------------------------------------------------------------------
                                            Consumer Finance -- 0.3%
      1,000,000       0.73        AA-/Aa3   Toyota Motor Credit Corp., Floating
                                            Rate Note, 10/11/13                             $     1,001,376
-----------------------------------------------------------------------------------------------------------
                                            Asset Management & Custody
                                            Banks -- 0.1%
        557,000       0.62          A+/A1   State Street Corp., Floating Rate
                                            Note, 3/7/14                                    $       558,249
                                                                                            ---------------
                                            Total Diversified Financials                    $     2,359,716
-----------------------------------------------------------------------------------------------------------
                                            TOTAL CORPORATE BONDS
                                            (Cost $2,359,716)                               $     2,359,716
-----------------------------------------------------------------------------------------------------------
                                            U.S. GOVERNMENT AND AGENCY
                                            OBLIGATIONS -- 26.1%
      1,000,000       0.17        AA+/Aaa   Federal Farm Credit Banks, Floating Rate
                                            Note, 10/23/14                                  $     1,000,662
      4,000,000       0.42        AA+/Aaa   Federal Farm Credit Banks, Floating Rate
                                            Note, 3/17/14                                         4,005,461
      5,000,000       0.22        AA+/Aaa   Federal Farm Credit Banks, Floating Rate
                                            Note, 3/24/14                                         5,001,039
        470,000       0.31        AA+/Aaa   Federal Farm Credit Banks, Floating Rate
                                            Note, 3/27/14                                           470,771
      3,000,000       0.40        AA+/Aaa   Federal Farm Credit Banks, Floating Rate
                                            Note, 3/6/14                                          3,003,503
      1,000,000       0.37        AA+/Aaa   Federal Farm Credit Banks, Floating Rate
                                            Note, 5/29/14                                         1,002,606
      1,875,000       0.23        AA+/Aaa   Federal Farm Credit Banks, Floating Rate
                                            Note, 7/16/14                                         1,876,267
      2,000,000       0.21        AA+/Aaa   Federal Farm Credit Banks, Floating Rate
                                            Note, 7/29/13                                         2,000,109
      1,970,000       0.21        AA+/Aaa   Federal Farm Credit Banks, Floating Rate
                                            Note, 8/6/13                                          1,970,256
      1,750,000       0.25        AA+/Aaa   Federal Farm Credit Banks, Floating Rate
                                            Note, 9/23/13                                         1,750,523
      2,760,000       0.22        AA+/Aaa   Federal Farm Credit Banks, Floating Rate
                                            Note, 9/24/14                                         2,762,214
      1,400,000       0.19        AA+/Aaa   Federal Home Loan Banks, Floating Rate
                                            Note, 1/2/14                                          1,400,437
      1,930,000       0.16        AA+/Aaa   Federal Home Loan Banks, Floating Rate
                                            Note, 12/20/13                                        1,930,377
        900,000       0.14         NR/Aaa   Federal Home Loan Banks, Floating Rate
                                            Note, 7/12/13                                           900,013

The accompanying notes are an integral part of these financial statements.

12 Pioneer Cash Reserves Fund | Semiannual Report | 6/30/13

-----------------------------------------------------------------------------------------------------------
 Principal        Floating   S&P/Moody's
 Amount ($)       Rate (b)   Ratings                                                        Value
-----------------------------------------------------------------------------------------------------------
                                            U.S. Government and Agency
                                            Obligations -- 26.1% -- (continued)
      5,635,000       0.22        AA+/Aaa   Federal Home Loan Banks, Floating Rate
                                            Note, 7/22/13                                   $     5,635,050
      5,000,000       0.14        AA+/Aaa   Federal Home Loan Banks, Floating Rate
                                            Note, 7/25/13                                         5,000,150
      4,000,000       0.14        AA+/Aaa   Federal Home Loan Banks, Floating Rate
                                            Note, 8/22/13                                         4,000,201
      1,760,000       0.37        AA+/Aaa   Federal Home Loan Mortgage Corp.,
                                            Floating Rate Note, 11/18/13                          1,761,359
      2,980,000       0.28        AA+/Aaa   Federal Home Loan Mortgage Corp.,
                                            Floating Rate Note, 8/12/13                           2,980,489
      1,005,000       0.33        AA+/Aaa   Federal National Mortgage Association,
                                            Floating Rate Note, 10/25/13                          1,005,905
      8,810,000       0.27        AA+/Aaa   Federal National Mortgage Association,
                                            Floating Rate Note, 3/4/14                            8,815,369
      2,340,000       0.38        AA+/Aaa   Federal National Mortgage Association,
                                            Floating Rate Note, 8/9/13                            2,340,624
     10,000,000                   AA+/Aaa   U.S. Treasury Bills, 0.0%, 7/25/13 (c)                9,999,837
      5,000,000                     NR/NR   U.S. Treasury Bills, 0.0%, 9/12/13 (c)                4,999,630
     15,000,000                     NR/NR   U.S. Treasury Bills, 0.0%, 9/26/13 (c)               14,997,934
     10,000,000                     NR/NR   U.S. Treasury Bills, 0.0%, 9/5/13 (c)                 9,999,358
                                                                                            ---------------
                                                                                            $   100,610,144
-----------------------------------------------------------------------------------------------------------
                                            TOTAL U.S. GOVERNMENT AND
                                            AGENCY OBLIGATIONS
                                            (Cost $100,610,144)                             $   100,610,144
-----------------------------------------------------------------------------------------------------------
                                            MUNICIPAL BONDS -- 28.7%
                                            Municipal Airport -- 0.5%
      2,000,000       0.06        AAA/Aa2   Metropolitan Washington Airports Authority,
                                            Floating Rate Note, 10/1/39                     $     2,000,000
-----------------------------------------------------------------------------------------------------------
                                            Municipal Development -- 4.5%
      1,850,000       0.05         AA/Aa1   Mississippi Business Finance Corp.,
                                            Floating Rate Note, 11/1/35                     $     1,850,000
      4,270,000       0.04         AA/Aa1   Mississippi Business Finance Corp.,
                                            Floating Rate Note, 12/1/30                           4,270,000
      7,810,000       0.05         AA/Aa1   Mississippi Business Finance Corp.,
                                            Floating Rate Note, 12/1/30                           7,810,000
      1,400,000       0.05         NR/Aa1   Mississippi Business Finance Corp.,
                                            Floating Rate Note, 12/1/30                           1,400,000
      1,940,000       0.04         AA/Aa1   Mississippi Business Finance Corp.,
                                            Floating Rate Note, 12/1/30                           1,940,000
                                                                                            ---------------
                                                                                            $    17,270,000
-----------------------------------------------------------------------------------------------------------
                                            Municipal Education -- 0.8%
      3,235,000       0.17          A+/NR   Illinois Finance Authority, Floating
                                            Rate Note, 9/1/41                               $     3,235,000
-----------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                     Pioneer Cash Reserves Fund | Semiannual Report | 6/30/13 13

-----------------------------------------------------------------------------------------------------------
 Principal        Floating   S&P/Moody's
 Amount ($)       Rate (b)   Ratings                                                        Value
-----------------------------------------------------------------------------------------------------------
                                            Higher Municipal Education -- 12.2%
      3,550,000       0.05        AAA/Aaa   Connecticut State Health &
                                            Educational Facility Authority,
                                            Floating Rate Note, 7/1/33                      $     3,550,000
      8,530,000       0.04        AAA/Aaa   Connecticut State Health &
                                            Educational Facility Authority,
                                            Floating Rate Note, 7/1/36                            8,530,000
      3,000,000       0.04        AAA/Aaa   Connecticut State Health &
                                            Educational Facility Authority,
                                            Floating Rate Note, 7/1/36                            3,000,000
      2,400,000       0.05        AAA/Aa1   District of Columbia, Floating
                                            Rate Note, 4/1/41                                     2,400,000
      6,065,000       0.05        AAA/Aa1   District of Columbia, Floating
                                            Rate Note, 4/1/41                                     6,065,000
     13,155,000       0.04         AA/Aa2   Maryland Health & Higher
                                            Educational Facilities Authority,
                                            Floating Rate Note, 7/1/36                           13,155,000
     10,390,000       0.04        AAA/Aaa   University of Michigan, Floating Rate
                                            Note, 12/1/29                                        10,390,000
                                                                                            ---------------
                                                                                            $    47,090,000
-----------------------------------------------------------------------------------------------------------
                                            Municipal Medical -- 10.3%
      5,625,000       0.06        AAA/Aa3   City of Minneapolis MN , Floating Rate
                                            Note, 11/15/34                                  $     5,625,000
        400,000       0.06         NR/Aa3   City of Minneapolis MN , Floating Rate
                                            Note, 11/15/35                                          400,000
     16,480,000       0.05          AA/NR   Harris County Health Facilities
                                            Development Corp., Floating Rate
                                            Note, 12/1/41                                        16,480,000
      1,835,000       0.05          AA/NR   Harris County Health Facilities
                                            Development Corp., Floating Rate
                                            Note, 12/1/41                                         1,835,000
      8,650,000       0.04        AAA/Aaa   Loudoun County Industrial
                                            Development Authority, Floating Rate
                                            Note, 2/15/38                                         8,650,000
      5,000,000       0.05         AA/Aa2   Massachusetts Development
                                            Finance Agency, Floating Rate
                                            Note, 7/1/46                                          5,000,000
        800,000       0.05         AAA/NR   Oregon State Facilities Authority,
                                            Floating Rate Note, 8/1/34                              800,000
      1,100,000       0.05         AAA/A1   University of Wisconsin Hospitals
                                            & Clinics Authority, Floating Rate
                                            Note, 4/1/29                                          1,100,000
                                                                                            ---------------
                                                                                            $    39,890,000
-----------------------------------------------------------------------------------------------------------
                                            Municipal Obligation -- 0.4%
      1,485,000       0.07         AA+/NR   State of Washington, Floating Rate
                                            Note, 7/1/13                                    $     1,485,000
-----------------------------------------------------------------------------------------------------------
                                            TOTAL MUNICIPAL BONDS
                                            (Cost $110,970,000)                             $   110,970,000
-----------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

14 Pioneer Cash Reserves Fund | Semiannual Report | 6/30/13

-----------------------------------------------------------------------------------------------------------
 Principal        Floating   S&P/Moody's
 Amount ($)       Rate (b)   Ratings                                                        Value
-----------------------------------------------------------------------------------------------------------
                                            TEMPORARY CASH
                                            INVESTMENTS -- 40.5%
                                            Commercial Paper -- 9.7%
        350,000       0.53          NR/NR   Bank of Nova Scotia Houston,
                                            Floating Rate Note, 1/3/14                      $       350,350
      1,000,000       0.17          NR/NR   Johns Hopkins University, Floating Rate
                                            Note, 7/12/13                                         1,000,000
      1,000,000                      A/A2   National Rural Utilities Cooperative
                                            Finance Corp., 0.0%, 7/3/13 (c)                         999,994
        500,000       0.75        AA-/Aa3   Nordea Bank Finland Plc New York,
                                            Floating Rate Note, 1/27/14                             501,410
      1,000,000                   AA-/Aa1   Oversea-Chinese Banking Corp.,
                                            Ltd., 0.0%, 7/8/13 (c)                                  999,959
      3,000,000       0.33        AA-/Aa3   Royal Bank of Canada New York NY,
                                            Floating Rate Note, 7/30/13                           3,000,402
        700,000       0.32        AA-/Aa3   Royal Bank of Canada New York NY,
                                            Floating Rate Note, 8/30/13                             700,143
      3,790,000       0.26        AA-/Aa3   Svenska Handelsbanken/New York NY,
                                            Floating Rate Note, 7/12/13                           3,790,145
      4,830,000                     A+/A2   Target Corp., 0.0%, 7/1/13 (c)                        4,830,000
        975,000                     NR/NR   Toronto-Dominion Holdings USA,
                                            Inc., 0.0%, 7/18/13 (c)                                 974,936
     19,190,000                   AA-/Aa1   Total Capital SA, 0.0%, 7/1/13 (c)                   19,190,000
      1,000,000       0.19          NR/NR   Wells Fargo Bank NA, Floating Rate
                                            Note, 9/13/13                                         1,000,000
                                                                                            ---------------
                                                                                            $    37,337,339
-----------------------------------------------------------------------------------------------------------
                                            Repurchase Agreements -- 30.8%
     19,190,000                             Deutschebank AG, 0.12%, dated 6/28/13,
                                            repurchase price of $19,190,000 plus
                                            accrued interest on 7/1/13 collateralized
                                            by the following:
                                               $19,931,894 U.S. Treasury Strip, 0.0%,
                                                  8/15/23-8/15/42
                                               $5,641,906 Treasury Bonds,
                                                  2.375-6.25%, 8/15/23-1/15/27                   19,190,000
     26,945,000                             Toronto Dominion Securities, Inc.,
                                            0.10%, dated 6/28/13, repurchase
                                            price of $26,945,000 plus accrued
                                            interest on 7/1/13 collateralized
                                            by $27,483,931 U.S. Treasury Note,
                                            1.25%, 9/30/15                                       26,945,000

The accompanying notes are an integral part of these financial statements.

                     Pioneer Cash Reserves Fund | Semiannual Report | 6/30/13 15

-----------------------------------------------------------------------------------------------------------
 Principal        Floating   S&P/Moody's
 Amount ($)       Rate (b)   Ratings                                                        Value
-----------------------------------------------------------------------------------------------------------
                                            Repurchase Agreements -- (continued)
     26,945,000                             RBC Capital Markets, Inc., 0.13%,
                                            dated 6/28/13, repurchase price of
                                            $26,945,000 plus accrued interest
                                            on 7/1/13 collateralized by the following:
                                              $3,313,688 Freddie Mac Giant,
                                                 3.0%, 6/1/27
                                              $3,348,975 Federal National
                                                 Mortgage Association (ARM),
                                                 2.272%, 11/1/42
                                              $17,497,494 Federal National
                                                 Mortgage Association, 3.0-4.5%,
                                                 1/1/27-4/1/42
                                              $3,323,744 Government National
                                                 Mortgage Association I,
                                                 5.0%, 11/15/38                             $    26,945,000
     26,595,000                             Bank of Nova Scotia, Inc., 0.08%,
                                            dated 6/28/13, repurchase price of
                                            $26,595,000 plus accrued interest
                                            on 7/1/13 collateralized by
                                            $27,127,240 Federal National
                                            Mortgage Association, 2.5%, 9/1/27                   26,595,000
     19,190,000                             Mizuho Securities, Inc., 0.15%, dated
                                            6/28/13, repurchase price of
                                            $19,190,000 plus accrued interest
                                            on 7/1/13 collateralized by
                                            $19,713,991 Freddie Mac Giant,
                                            0.0-2.2%, 5/15/14-7/5/22                             19,190,000
                                                                                            ---------------
                                                                                            $   118,865,000
-----------------------------------------------------------------------------------------------------------
                                            TOTAL TEMPORARY CASH INVESTMENTS
                                            (Cost $156,202,339)                             $   156,202,339
-----------------------------------------------------------------------------------------------------------
                                            TOTAL INVESTMENT IN
                                            SECURITIES -- 95.9%
                                            (Cost $370,142,199) (a)                         $   370,142,199
-----------------------------------------------------------------------------------------------------------
                                            OTHER ASSETS & LIABILITIES -- 4.1%              $    15,883,120
===========================================================================================================
                                            TOTAL NET ASSETS -- 100.0%                      $   386,025,319
===========================================================================================================

NR   Not rated by either S&P or Moody's.

(a)  At June 30, 2013, cost for federal income tax purposes was $370,142,199.

(b) Debt obligation with a variable interest rate. Rate shown is rate at end of period.

(c) Security issued with a zero coupon. Income is recognized through accretion of discount.

Purchases and sales of securities (excluding temporary cash investments) for the six months ended June 30, 2013 aggregated $5,983,048,483 and $5,965,065,348, respectively.

The accompanying notes are an integral part of these financial statements.

16 Pioneer Cash Reserves Fund | Semiannual Report | 6/30/13

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

  Level 1 - quoted prices in active markets for identical securities.

  Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) See Notes to Financial Statements -- Note 1A.

  Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments) See Notes to Financial Statements -- Note 1A.

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3. See Notes to Financial Statements -- Note 1A.

The following is a summary of the inputs used as of June 30, 2013, in valuing the Fund's investments:

--------------------------------------------------------------------------------------
                                        Level 1   Level 2        Level 3  Total
--------------------------------------------------------------------------------------
U.S. Government Agency Obligations      $   --    $100,610,144   $   --   $100,610,144
Corporate Bonds                             --       2,359,716       --      2,359,716
Municipal Bonds                             --     110,970,000       --    110,970,000
Commercial Paper                            --      37,337,339       --     37,337,339
Repurchase Agreements                       --     118,865,000       --    118,865,000
--------------------------------------------------------------------------------------
Total                                   $   --    $370,142,199   $   --   $370,142,199
======================================================================================

During the six months ended June 30, 2013, there were no transfers between Levels 1, 2 and 3.

The accompanying notes are an integral part of these financial statements.

                     Pioneer Cash Reserves Fund | Semiannual Report | 6/30/13 17

Statement of Assets and Liabilities | 6/30/13 (unaudited)

ASSETS:
  Investment in securities (cost $251,277,199)                    $251,277,199
  Repurchase agreements (cost $118,865,000)                        118,865,000
-------------------------------------------------------------------------------
  Total investment in securities (cost $370,142,199)              $370,142,199
  Cash                                                              14,589,802
  Receivables --
     Investment securities sold                                      2,510,000
     Fund shares sold                                                1,479,026
     Interest                                                           34,495
     Due from Pioneer Investment Management, Inc.                      185,386
  Other                                                                 47,513
-------------------------------------------------------------------------------
         Total assets                                             $388,988,421
===============================================================================
LIABILITIES:
   Payables --
      Fund shares repurchased                                     $  2,673,176
      Dividends                                                         10,848
   Due to affiliates                                                   213,534
   Accrued expenses                                                     65,544
-------------------------------------------------------------------------------
         Total liabilities                                        $  2,963,102
===============================================================================
NET ASSETS:
  Paid-in capital                                                 $386,210,857
  Distributions in excess of net investment income                      (5,674)
  Accumulated net realized loss on investments                        (179,864)
-------------------------------------------------------------------------------
         Total net assets                                         $386,025,319
===============================================================================
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
   Class A (based on $321,368,690/321,541,522 shares)             $       1.00
   Class Y (based on $64,656,629/64,673,896 shares)               $       1.00
===============================================================================

The accompanying notes are an integral part of these financial statements.

18 Pioneer Cash Reserves Fund | Semiannual Report | 6/30/13

Statement of Operations (unaudited)

For the Six Months Ended 6/30/13

INVESTMENT INCOME:
   Interest                                                        $   215,579
--------------------------------------------------------------------------------------------
         Total investment income                                                 $   215,579
============================================================================================
EXPENSES:
  Management fees                                                  $   713,771
  Transfer agent fees and expenses
     Class A                                                           328,818
     Class Y                                                               267
  Distribution fees
     Class A                                                            76,638
  Shareholder communications expense                                    69,538
  Administrative reimbursement                                          56,168
  Custodian fees                                                        19,641
  Registration fees                                                     33,842
  Professional fees                                                     24,052
  Printing expense                                                       7,598
  Fees and expenses of nonaffiliated Trustees                            6,199
  Miscellaneous                                                          4,901
--------------------------------------------------------------------------------------------
     Total expenses                                                              $ 1,341,433
     Less fees waived and expenses reimbursed
         by Pioneer Investment Management, Inc.                                   (1,144,576)
--------------------------------------------------------------------------------------------
  Net expenses                                                                   $   196,857
--------------------------------------------------------------------------------------------
     Net investment income                                                       $    18,722
--------------------------------------------------------------------------------------------
REALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments                                               $     1,896
--------------------------------------------------------------------------------------------
  Net increase in net assets resulting from operations                           $    20,618
============================================================================================

The accompanying notes are an integral part of these financial statements.

                     Pioneer Cash Reserves Fund | Semiannual Report | 6/30/13 19

Statements of Changes in Net Assets

-------------------------------------------------------------------------------------------
                                                             Six Months
                                                             Ended
                                                             6/30/13         Year Ended
                                                             (unaudited)     12/31/12
-------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                        $      18,722   $      41,293
Net realized gain on investments                                     1,896           5,191
-------------------------------------------------------------------------------------------
      Net increase in net assets resulting from operations   $      20,618   $      46,484
-------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
      Class A ($0.0001 and $0.0001 per share, respectively)  $     (15,511)  $     (28,553)
      Class B* ($0.00 and $0.0001 per share, respectively)              --          (1,118)
      Class C* ($0.00 and $0.0001 per share, respectively)              --          (3,802)
      Class R* ($0.00 and $0.0001 per share, respectively)              --            (989)
      Class Y ($0.0001 and $0.0001 per share, respectively)         (3,118)         (6,683)
-------------------------------------------------------------------------------------------
         Total distributions to shareowners                  $     (18,629)  $     (41,145)
-------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale or exchange of shares                 $ 116,572,712   $ 411,457,171
Reinvestment of distributions                                       18,629          34,900
Cost of shares repurchased                                    (123,204,664)   (490,574,535)
-------------------------------------------------------------------------------------------
      Net decrease in net assets resulting from
         Fund share transactions                             $  (6,613,323)  $ (79,082,464)
-------------------------------------------------------------------------------------------
      Net decrease in net assets                             $  (6,611,334)  $ (79,077,125)
NET ASSETS:
Beginning of period                                            392,636,653     471,713,778
-------------------------------------------------------------------------------------------
End of period                                                $ 386,025,319   $ 392,636,653
===========================================================================================
Distributions in excess of net investment income             $      (5,674)  $      (5,767)
===========================================================================================

* Class B, Class C and Class R shares converted to Class A shares on November 1, 2012.

The accompanying notes are an integral part of these financial statements.

20 Pioneer Cash Reserves Fund | Semiannual Report | 6/30/13

-------------------------------------------------------------------------------------------------
                                 '13 Shares     '13 Amount
                                 (unaudited)    (unaudited)          '12 Shares     '12 Amount
-------------------------------------------------------------------------------------------------
Class A
Shares sold                      105,116,753   $     105,133,763     294,390,608   $ 294,400,255
Reinvestment of distributions         40,597              18,599          28,553          28,553
Less shares repurchased         (113,843,598)       (113,843,598)   (261,151,798)   (261,153,307)
-------------------------------------------------------------------------------------------------
      Net increase (decrease)     (8,686,248)  $      (8,691,236)     33,267,363   $  33,275,501
=================================================================================================
Class B*
Shares sold or exchanged                  --   $              --       5,678,533   $   5,678,613
Reinvestment of distributions             --                  --           1,118           1,118
Less shares repurchased                   --                  --     (22,055,677)    (22,075,047)
-------------------------------------------------------------------------------------------------
      Net decrease                        --   $              --     (16,376,026)  $ (16,395,316)
=================================================================================================
Class C*
Shares sold                               --   $              --      55,448,090   $  55,448,387
Reinvestment of distributions             --                  --           3,802           3,802
Less shares repurchased                   --                  --     (96,876,925)    (96,868,030)
-------------------------------------------------------------------------------------------------
      Net decrease                        --   $              --     (41,425,033)  $ (41,415,841)
=================================================================================================
Class R*
Shares sold                               --   $              --      39,143,751   $  39,143,833
Reinvestment of distributions             --                  --             948             948
Less shares repurchased                   --                  --     (49,939,667)    (49,936,675)
-------------------------------------------------------------------------------------------------
      Net decrease                        --   $              --     (10,794,968)  $ (10,791,894)
=================================================================================================
Class Y
Shares sold                       11,438,949   $      11,438,949      16,786,084   $  16,786,083
Reinvestment of distributions             30                  30             479             479
Less shares repurchased           (9,361,066)         (9,361,066)    (60,541,057)    (60,541,476)
-------------------------------------------------------------------------------------------------
      Net increase (decrease)      2,077,913   $       2,077,913     (43,754,494)  $ (43,754,914)
=================================================================================================

* Class B, Class C and Class R shares converted to Class A shares on November 1, 2012.

The accompanying notes are an integral part of these financial statements.

                     Pioneer Cash Reserves Fund | Semiannual Report | 6/30/13 21

Financial Highlights

-----------------------------------------------------------------------------------------------------------------------------------
                                                      Six Months    Year          Year          Year          Year        Year
                                                      Ended 6/30/13 Ended         Ended         Ended         Ended       Ended
                                                      (unaudited)   12/31/12      12/31/11      12/31/10      12/31/09    12/31/08
-----------------------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                  $   1.00      $   1.00      $   1.00      $   1.00      $   1.00    $   1.00
-----------------------------------------------------------------------------------------------------------------------------------
Increase from investment operations:
   Net investment income                              $  0.000(a)   $  0.000(a)   $  0.000(a)   $  0.000(a)   $  0.002    $  0.024
-----------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                              $  0.000(a)   $ (0.000)(a)  $ (0.000)(a)  $ (0.000)(a)  $ (0.002)   $ (0.024)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $   1.00      $   1.00      $   1.00      $   1.00      $   1.00    $   1.00
===================================================================================================================================
Total return*                                             0.00%         0.01%         0.01%         0.02%         0.16%       2.46%
Ratio of net expenses to average net assets+              0.11%**       0.17%         0.11%         0.23%         0.60%       0.73%
Ratio of net investment income to average net assets+     0.01%**       0.01%         0.01%         0.04%         0.15%       2.46%
Net assets, end of period (in thousands)              $321,369**    $330,058      $296,783      $454,784      $533,382    $667,293
Ratios with no waiver of fees and assumption
   of expenses by the Adviser and no reduction
   for fees paid indirectly:
   Total expenses                                         0.11%**       1.30%         0.85%         0.85%         0.79%       0.73%
   Net investment income (loss)                           0.01%**      (1.12)%       (0.73)%       (0.58)%       (0.04)%      2.46%
Ratios with waiver of fees and assumption of
   expenses by the  Adviser and reduction for
   fees paid indirectly:
   Net expenses                                           0.11%**       0.17%         0.11%         0.23%         0.60%       0.73%
   Net investment income                                  0.01%**       0.01%         0.01%         0.04%         0.15%       2.46%
===================================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.

+    Ratio with no reduction for fees paid indirectly.

(a)  Amount rounds to less than $0.001 or $(0.001) per share.

**   Annualized.

The accompanying notes are an integral part of these financial statements.

22 Pioneer Cash Reserves Fund | Semiannual Report | 6/30/13

------------------------------------------------------------------------------------------------------------------------------------
                                                       Six Months    Year          Year          Year          Year       Year
                                                       Ended 6/30/13 Ended         Ended         Ended         Ended      Ended
                                                       (unaudited)   12/31/12      12/31/11      12/31/10      12/31/09   12/31/08
------------------------------------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                   $   1.00      $   1.00      $   1.00      $   1.00      $   1.00   $   1.00
------------------------------------------------------------------------------------------------------------------------------------
Increase from investment operations:
   Net investment income                               $  0.000(a)   $  0.000(a)   $  0.000(a)   $ (0.000)(a)  $  0.003   $  0.027
------------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                               $ (0.000)(a)  $ (0.000)(a)  $ (0.000)(a)  $ (0.000)(a)  $ (0.003)  $ (0.027)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $   1.00      $   1.00      $   1.00      $   1.00      $   1.00   $   1.00
====================================================================================================================================
Total return*                                              0.00%         0.01%         0.01%         0.02%         0.30%      2.70%
Ratio of net expenses to average net assets+               0.11%**       0.13%         0.10%         0.22%         0.44%      0.52%
Ratio of net investment income to average net assets+      0.01%**       0.01%         0.01%         0.02%         0.29%      2.63%
Net assets, end of period (in thousands)               $ 64,657**    $ 62,578      $106,331      $ 59,570      $244,435   $175,151
Ratios with no waiver of fees and assumption of
   expenses by the Adviser and no reduction
   for fees paid indirectly:
   Total expenses                                          0.11%**       0.59%         0.53%         0.51%         0.53%      0.52%
   Net investment income (loss)                            0.01%**      (0.45)%       (0.42)%       (0.27)%        0.20%      2.63%
Ratios with waiver of fees and assumption of
   expenses by the Adviser and reduction for
   fees paid indirectly:
   Net expenses                                            0.11%**       0.13%         0.10%         0.22%         0.44%      0.52%
   Net investment income                                   0.01%**       0.01%         0.01%         0.02%         0.29%      2.63%
====================================================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period.

+    Ratio with no reduction for fees paid indirectly.

(a)  Amount rounds to less than $0.001 or $(0.001) per share.

**   Annualized.

The accompanying notes are an integral part of these financial statements.

                     Pioneer Cash Reserves Fund | Semiannual Report | 6/30/13 23

Notes to Financial Statements | 6/30/13 (unaudited)

1. Organization and Significant Accounting Policies

Pioneer Cash Reserves Fund (the Fund) is a series of Pioneer Money Market Trust, a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to provide high current income, preservation of capital, and liquidity through investments in high-quality short-term securities.

During the six months ended June 30, 2013, the Fund offered two classes of shares designated as Class A and Class Y shares. Effective November 1, 2012, the Fund ceased to offer Class B, Class C and Class R shares and converted all outstanding Class B, Class C and Class R shares to Class A shares. Class Y shares were first publicly offered on September 23, 2005. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y shares.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

24 Pioneer Cash Reserves Fund | Semiannual Report | 6/30/13

A.   Security Valuation

     Security transactions are recorded as of trade date. Securities are valued at amortized cost, which approximates fair market value. Shares of money market mutual funds are valued at such funds' net asset value. Investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis.

B.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no provision for federal income taxes is required. As of June 30, 2013, the Fund did not have any interest and penalties related to uncertain tax positions, which, if applicable, would be recorded as an income tax expense in the Statement of Operations. Tax years for the prior three fiscal years are subject to examination by Federal and State tax authorities.

     The amount and character of income and capital gain distributions to shareowners are determined in accordance with federal income tax rules, which may differ from U.S. generally accepted accounting principles. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.

     The tax character of current year distributions paid will be determined at the end of the current taxable year. The tax character of distributions paid during the year ended December 31, 2012 was as follows:

     ---------------------------------------------------------------------------
                                                                            2012
     ---------------------------------------------------------------------------
     Distributions paid from:
     Ordinary income                                                     $41,145
     ---------------------------------------------------------------------------
          Total                                                          $41,145
     ===========================================================================

                     Pioneer Cash Reserves Fund | Semiannual Report | 6/30/13 25

     The following shows the components of distributable earnings on a federal income tax basis at December 31, 2012:

     ---------------------------------------------------------------------------
                                                                           2012
     ---------------------------------------------------------------------------
     Distributable earnings:
     Undistributed ordinary income                                    $   3,757
     Capital loss carryforward                                         (181,760)
     Dividends payable                                                   (9,524)
     ---------------------------------------------------------------------------
          Total                                                       $(187,527)
     ===========================================================================

C.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. The Fund declares as daily dividends substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends.

D.   Class Allocations

     Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.

     Distribution fees are calculated based on the average daily net asset value attributable to Class A shares of the Fund (see Note 4). Class Y shares do not pay distribution fees. All expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

     Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A and Class Y shares can reflect different transfer agent and distribution expense rates.

E.   Risks

     At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and industry sectors. The Fund's prospectus contains unaudited information regarding the Fund's principal risks. Please refer to that document when considering the Fund's principal risks.

26 Pioneer Cash Reserves Fund | Semiannual Report | 6/30/13

F.   Repurchase Agreements

     With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest, is required to be equal to or in excess of the repurchase price. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian or a subcustodian of the Fund. Pioneer Investment Management, Inc. (PIM) is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit), manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.40% of the Fund's average net daily net assets up to $1 billion and 0.35% on assets over $1 billion. For the six months ended June 30, 2013, the net management fee (excluding waivers and/or reimbursement of expenses) was equivalent to 0.39%.

PIM has agreed to limit the Fund's expenses for any class of shares or waive a portion of its management fee in an effort to maintain a net asset value of $1.00 per share. From time to time, PIM and its affiliates may limit the expenses of one or more classes for the purpose of avoiding a negative yield or increasing its yield during the period of the limitation. These expense limitation policies are voluntary and temporary and may be revised or terminated by PIM at any time without notice. Fees waived and expenses reimbursed during the six months ended June 30, 2013 are reflected on the Statement of Operations.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $127,224 in management fees, administrative costs and certain other reimbursements payable to PIM at June 30, 2013.

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates.

In addition, the Fund reimburses PIMSS for out-of-pocket expenses incurred by PIMSS related to shareholder communications activities such as proxy and statement mailings, outgoing phone calls and omnibus relationship contracts. For the six months ended June 30, 2013, such out-of-pocket expenses by class of shares were as follows:

                     Pioneer Cash Reserves Fund | Semiannual Report | 6/30/13 27

--------------------------------------------------------------------------------
Shareholder Communications:
--------------------------------------------------------------------------------
Class A                                                                  $69,538
Class Y                                                                       --
--------------------------------------------------------------------------------
  Total                                                                  $69,538
================================================================================

Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $72,641 in transfer agent fees and out-of-pocket reimbursements payable to PIMSS at June 30, 2013.

4. Distribution and Service Plans

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A shares. Pursuant to the Plan, the Fund pays PFD 0.15% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $13,669 in distribution fees payable to PFD at June 30, 2013.

5. Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS which may result in a reduction in the Fund's total expenses, due to interest earned on cash held by PIMSS. For the six months ended June 30, 2013, the Fund's expenses were not reduced under such arrangements.

28 Pioneer Cash Reserves Fund | Semiannual Report | 6/30/13

Trustees, Officers and Service Providers

Trustees                                    Officers
Thomas J. Perna, Chairman                   John F. Cogan, Jr., President*
David R. Bock                               Daniel K. Kingsbury, Executive
John F. Cogan, Jr.                             Vice President
Benjamin M. Friedman                        Mark E. Bradley, Treasurer**
Margaret B.W. Graham                        Christopher J. Kelley, Secretary
Daniel K. Kingsbury
Marguerite A. Piret
Stephen K. West

Investment Adviser and Administrator
Pioneer Investment Management, Inc.

Custodian and Sub-Administrator
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Bingham McCutchen LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at us.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at www.sec.gov.

*  Chief Executive Officer of the Fund.

** Chief Financial and Accounting Officer of the Fund.

                     Pioneer Cash Reserves Fund | Semiannual Report | 6/30/13 29

                           This page for your notes.

30 Pioneer Cash Reserves Fund | Semiannual Report | 6/30/13

                           This page for your notes.

                     Pioneer Cash Reserves Fund | Semiannual Report | 6/30/13 31

                           This page for your notes.

32 Pioneer Cash Reserves Fund | Semiannual Report | 6/30/13

                           This page for your notes.

                     Pioneer Cash Reserves Fund | Semiannual Report | 6/30/13 33

                           This page for your notes.

34 Pioneer Cash Reserves Fund | Semiannual Report | 6/30/13

                           This page for your notes.

                     Pioneer Cash Reserves Fund | Semiannual Report | 6/30/13 35

                           This page for your notes.

36 Pioneer Cash Reserves Fund | Semiannual Report | 6/30/13

How to Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site: us.pioneerinvestments.com

This report must be preceded or accompanied by a prospectus.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

[LOGO] PIONEER
       Investments(R)

Pioneer Investment Management, Inc.
60 State Street
Boston, MA 02109
us.pioneerinvestments.com

Securities offered through Pioneer Funds Distributor, Inc.
60 State Street, Boston, MA 02109
Underwriter of Pioneer Mutual Funds, Member SIPC
(C) 2013 Pioneer Investments 19399-07-0813

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR (see attachment);

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

N/A

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Money Market Trust


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date August 29, 2013


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date August 29, 2013


By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer & Chief Accounting & Financial Officer

Date August 29, 2013

* Print the name and title of each signing officer under his or her signature.